Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Interest cost capitalized	¥ 0	$ 0	¥ 0	¥ 0
Interest cost charged to expense	9,453	1,453	7,865	8,333
Interest cost incurred	¥ 9,453	$ 1,453	¥ 7,865	¥ 8,333